MASSMUTUAL FUNDS
MassMutual Overseas Fund
Supplement dated February 26, 2025 to the
Prospectus dated February 1, 2025 and the
Summary Prospectus dated February 1, 2025
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
Effective immediately, the following information replaces the information for Daniel Ling found under the heading Portfolio Manager(s) in the section titled Management (on page 56 of the Prospectus):
Daniel Ling, CFA is an Investment Officer and Portfolio Manager at MFS. He has managed the Fund since October 2009. He is expected to retire from MFS on June 30, 2026.
Effective May 1, 2025, the following information supplements the information found under the heading Portfolio Manager(s) in the section titled Management (on page 56 of the Prospectus):
Harry Purcell is an Investment Officer and Portfolio Manager at MFS. He has managed the Fund since May 2025.
Effective immediately, the following information replaces the information for Daniel Ling found under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds on page 90 of the Prospectus:
Daniel Ling, CFA
is a portfolio manager of the Overseas Fund. Mr. Ling is an Investment Officer of MFS and has been employed in the investment area of MFS since 2006. He is expected to retire from MFS on June 30, 2026.
Effective May 1, 2025, the following information supplements the information for Massachusetts Financial Services Company found under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds beginning on page 89 of the Prospectus:
Harry Purcell
is a portfolio manager of the Overseas Fund. Mr. Purcell is an Investment Officer of MFS and has been employed in the investment area of MFS since 2012.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SELMPRO-25-02
O-25-01